Fair Value (Details) - Schedule of reconciliation of fair values - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 05, 2021
Schedule of reconciliation of fair values [Abstract]
Fair value balance at beginning of period	$ 17,305,000	$ 13,398,000		$ 13,398,000
Payments on Convertible Notes	(3,300,000)	(7,697,727)	$ (1,827,273)	(15,172,727)
Change in fair value reported in the statements of operations	1,433,000	1,991,272	961,273	2,030,904
Change in fair value reported in other comprehensive loss	(101,000)	13,000	133,000	$ (70,000)
Fair value balance at end of period	$ 15,337,000	$ 7,704,545	$ 13,398,000